STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
TRADING PROFIT (LOSS):
Realized, net	$ (10,091,962)	$ (14,826,176)		$ 20,681,999
Change in unrealized, net	43,753,405	8,923,985		(51,734,232)
Total trading profit (loss), net	33,661,443	(5,902,191)		(31,052,233)
EXPENSES:
Sponsor fee	4,866,807	8,734,447		15,170,255
Other	678,568	1,020,964		1,444,939
Total expenses	5,545,375	9,755,411		16,615,194
NET INVESTMENT INCOME (LOSS)	(5,545,375)	(9,755,411)		(16,615,194)
NET INCOME (LOSS)	28,116,068	(15,657,602)		(47,667,427)
Class A
EXPENSES:
NET INCOME (LOSS)	4,297,734	(2,012,621)		(7,212,292)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	33,702,930	64,199,499		104,025,213
Net income (loss) per weighted average Unit (in dollars per unit)	$ 0.1275	$ (0.0313)		$ (0.0693)
Class C
EXPENSES:
NET INCOME (LOSS)	18,841,610	(12,326,390)		(34,161,992)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	162,092,813	283,424,235		450,594,516
Net income (loss) per weighted average Unit (in dollars per unit)	$ 0.1162	$ (0.0435)		$ (0.0758)
Class D
EXPENSES:
NET INCOME (LOSS)	441,715	(38,787)		(1,555,326)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	5,591,192	13,067,524		27,385,393
Net income (loss) per weighted average Unit (in dollars per unit)	$ 0.0790	$ (0.0030)		$ (0.0568)
Class I
EXPENSES:
NET INCOME (LOSS)	2,842,837	(873,266)		(3,923,302)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	17,176,681	29,582,574		57,210,751
Net income (loss) per weighted average Unit (in dollars per unit)	$ 0.1655	$ (0.0295)		$ (0.0686)
Class D1
EXPENSES:
NET INCOME (LOSS)		11,380	[1]	(881,860)	[1]
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		7,907,549	[1]	16,810,201	[1]
Net income (loss) per weighted average Unit (in dollars per unit)		$ 0.0014	[1]	$ (0.0525)	[1]
Class M
EXPENSES:
NET INCOME (LOSS)	$ 1,692,172	$ (417,918)		$ 67,345
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	9,285,972	9,577,845		1,610,040
Net income (loss) per weighted average Unit (in dollars per unit)	$ 0.1822	$ (0.0436)		$ 0.0418

[1]	Units liquidated as of December 31, 2013.